UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  March 31, 2003
Check here if Amendment   [ x ]; Amendment number: [ 13 ]
This Amendment (Check only one):  [  ] is a restatement.
[ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.
Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215
13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    May 10, 2003
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  44
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $105,221

LIST OF OTHER INCLUDED MANAGERS:
NONE


                                                           VALUE   SHARES/     SH/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP    (x$1000)   PRN AMT     PRN  DSCRETN  MNGERS   SOLE     SHARED    NONE
-------------------------  ------------      -------    --------   -------    -----  -----   ----------------------------------
Acuity Brnds Inc                     COM   00508Y102         1159     86200     SH     SOLE    None   36300              49900
Am Retirement Corp                   COM   028913101         3176   1716500     SH     SOLE    None  576578            1139922
Bancorp South                        COM   059692103          221     12000     SH     SOLE    None    8200               3800
Belo Corp Cl A                       COM   080555105         3768    185993     SH     SOLE    None  110865              75128
Berkshire Hath Cl B                  COM   084670207        15117      7074     SH     SOLE    None    3300               3774
Berry Petroleum 'A'                  COM   085789105         4004    266920     SH     SOLE    None  182000              84920
Calif Coastl Comm                    COM   129915104          101     16347     SH     SOLE    None    9300               7047
Coca-Cola Co                         COM   191216100          344      8497     SH     SOLE    None    4200               4297
Correc Crp of Am                     COM   22025Y100         2810    160928     SH     SOLE    None   58500             102428
Crawford & Co 'A'                    COM   224633206           51     12207     SH     SOLE    None    8300               3907
Crawford & Co 'B'                    COM   224633107           77     18621     SH     SOLE    None    9100               9521
Fairfax Financial Hldg               COM   303901102         8484    166513     SH     SOLE    None   76700              89813
General Electric                     COM   369604103          316     12400     SH     SOLE    None    9400               3000
General Mtr Hughes Elect             COM   370442832         2042    182300     SH     SOLE    None  116000              66300
Gillette Co                          COM   375766102          803     25948     SH     SOLE    None   11000              14948
Glatfelter                           COM   377316104          435     40800     SH     SOLE    None   13200              27600
GTECH Holdings                       COM   400518106        11102    339920     SH     SOLE    None  236300             103620
Hanson PLC                           COM   411352305          417     17000     SH     SOLE    None    4700              12300
HCC Ins Hldgs                        COM   404132102         4162    162840     SH     SOLE    None  109200              53640
Intl Flavor & Fragrn                 COM   459506101          886     28500     SH     SOLE    None   13600              14900
Japan Equity                         COM   471057109           68     16000     SH     SOLE    None    6900               9100
Japan Smaller Cap Fd                 COM   471091108           71     11500     SH     SOLE    None    7900               3600
LabOne                               COM   50540L105        15908    826375     SH     SOLE    None  360000             466375
Lee Enterprises                      COM   523768109         1426     45228     SH     SOLE    None   20100              25128
Legacy Hotels                        COM   524919107         2125    523500     SH     SOLE    None  448100             378500
Leucadia Natl Corp                   COM   527288104          640     17900     SH     SOLE    None    6000              11900
Liberty Media                        COM   530718105          171     17535     SH     SOLE    None   11100               6435
Loews Corp                           COM   540424108         1107     27780     SH     SOLE    None   12600              15180
McCormick & Co                       COM   579780206          362     15000     SH     SOLE    None    7200               7800
Media General                        COM   584404107          256      5200     SH     SOLE    None    3500               1700
Natl Health Investors                COM   63633D104         6304    410673     SH     SOLE    None  128344             282329
Natl Health Realty                   COM   635905102          432     32397     SH     SOLE    None   12700              19697
Natl Healthcare Corp                 COM   635906100          559     30293     SH     SOLE    None   17200              13093
Pall Corp                            COM   696429307         4016    200800     SH     SOLE    None  167600              33200
Ryerson Tull Inc                     COM   783755101          579     92616     SH     SOLE    None   51400              41216
Scripps E W Co Cl A                  COM   811039106         1658     21895     SH     SOLE    None    9500              12395
Syntroleum Corp                      COM   871630109         2894   1125877     SH     SOLE    None  793900             331977
Tidewater Inc                        COM   886423102         2616     91081     SH     SOLE    None   38878              52203
Trustmark Corp                       COM   898402102          294     12364     SH     SOLE    None    4000               8364
Vulcan Materials                     COM   929160109          499     16498     SH     SOLE    None    7200               9298
Wal-Mart Stores                      COM   931142103          552     10600     SH     SOLE    None    4900               5700
Washington Post 'B'                  COM   939640108          483       709     SH     SOLE    None     300                409
Wesco Financial                      COM   950817106          621      2083     SH     SOLE    None    1200                883
White Mountain Insur                 COM   G9618E107         2105      6192     SH     SOLE    None    4192               2000
TOTAL                                                      105221